Fair Value Measurements	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Primis Bank
Fair Value Measurements
Fair Value Measurements

3.   Fair Value Measurements

Fair value as defined under GAAP is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

●	Level 1: Observable inputs such as quoted prices in active markets.
●	Level 2: Inputs other than quoted prices in active markets that are either directly or indirectly observable.
●	Level 3: Unobservable inputs about which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

When quoted prices are available in active markets for identical instruments, investment securities are classified within Level 1 of the fair value hierarchy. Level 1 investments include mutual funds, money market funds and Primis Financial Corp.’s common stock. The fair value of the Plan’s investment in Primis Financial Corp.’s common stock is determined by the closing price reported on NASDAQ.

The common collective trusts are valued at the closing net asset value (“NAV”) of the units held by the Plan at year end based on information provided and certified by the custodians as the practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the funds will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. The common collective trusts are not required to be classified within a level of the fair value hierarchy.

The following tables set forth by level within the fair value hierarchy the Plan’s assets accounted for at fair value on a recurring basis as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$9,694,110	$-	$-	$9,694,110
Primis common stock	1,512,347	-	-	1,512,347
Money market fund	33,993	-	-	33,993
Total	$11,240,450	$-	$-	$11,240,450

Investments measured at net asset value:
Common collective trusts:*
Stable value fund				$3,136,972
Wilmington Trust MFS				2,566,657
Target retirement trusts				35,873,647
Total common collective trusts				41,577,276
Total investments				$52,817,726

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$8,781,497	$-	$-	$8,781,497
Primis common stock	1,237,307	-	-	1,237,307
Money market fund	280,097	-	-	280,097
Total	$10,298,901	$-	$-	$10,298,901

Investments measured at net asset value:
Common collective trusts:*
Stable value fund				$1,490,689
Wilmington Trust MFS				3,177,290
Target retirement trusts				28,843,533
Total common collective trusts				33,511,512
Total investments				$43,810,413

* Represents investment in common collective trusts consisting of equity securities in domestic and foreign corporations and various fixed-income securities. There are no unfunded commitments. Certain withdrawals for other than normal benefit payments and participant directed transfers may require up to twelve months’ notice.

In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.